Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of composition of issued debt instruments and other financial liabilities - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other financial liabilities
Subtotals	$ 182,907	$ 184,318
Issued debt instruments
Subtotals	8,397,060	8,204,177
Issued debt instruments and other financial liabilities	8,579,967	8,388,495
Mortgage Finance Bonds [Member]
Issued debt instruments
Subtotals	7,479	12,314
Senior Bonds [Member]
Issued debt instruments
Subtotals	6,846,834	6,749,989
Mortgage Bonds [Member]
Issued debt instruments
Subtotals	81,110	84,335
Subordinated Bonds [Member]
Issued debt instruments
Subtotals	1,461,637	1,357,539
Obligations To Public Sector [Member]
Other financial liabilities
Subtotals
Other Domestic Obligations [Member]
Other financial liabilities
Subtotals	182,737	175,344
Foreign obligations [Member]
Other financial liabilities
Subtotals	$ 170	$ 8,974